Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the year ended December 31, 2021.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2019	9,016,764	-	-	-	9,016,764
Foreign currency adjustment	15,065				15,065
Additions	882,275	-	-	-	882,275
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908

Accumulated amortization
At December 31, 2019	6,876,389	-	-	-	6,876,389
Amortization	1,300,299	-	-	-	1,300,299
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401

Carrying amounts
At December 31, 2019	2,140,375	-	-	-	2,140,375
At December 31, 2020	2,256,903	-	-	-	1,737,416
At December 31, 2021	2,636,555	4,494,286	750,000	1,291,667	9,172,507